Mineral interests (Details 1) - Fuwan Silver Project [Member] - Minco Silver Corp [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mineral interests [Line Items]
Opening Balance - January 1	$ 35,287,777	$ 37,565,101
Consulting fees	192,826	390,802
Salaries and benefits	339,150	337,137
Share-based compensation (note 10(b))	346,095	(215,602)
Mine design costs	0	8,882
Mining license application	207,033	365,316
Environment impact assessment	1,386	68,612
Travel	45,530	43,215
Other	323,599	293,320
Effect of change in the exchange rate with RMB	(117,024)	(3,569,006)
Ending Balance - December 31	$ 36,626,372	$ 35,287,777